Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Book Value
Financial Instruments
Cash and cash equivalents	$ 72,423	$ 66,895
Restricted cash	2,812	2,812
Due from related parties	34,939	34,007
Long-term debt, including current portion	2,293,881	2,340,778
Fair Value
Financial Instruments
Cash and cash equivalents	72,423	66,895
Restricted cash	2,812	2,812
Due from related parties	34,939	34,007
Long-term debt, including current portion	1,737,947	2,325,209
Notes | ZIM | Book Value
Financial Instruments
Notes	24,760	21,093
Notes | ZIM | Fair Value
Financial Instruments
Notes	24,760	21,093
Notes | HMM | Book Value
Financial Instruments
Notes	14,327	13,509
Notes | HMM | Fair Value
Financial Instruments
Notes	$ 14,327	$ 13,509